Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of June 30,
	2025	2024
Accounts receivable	$227,051	$398,731
Less: allowance for credit losses	(7)	(2,443)
Accounts receivable, net	$227,044	$396,288

Schedule of Allowance for Credit Losses Movement	Allowance for credit losses movement is as follows:
	For the years ended,
	2025	2024
Beginning balance	$2,443	-
Provision	-	2,443
Reduction	(2,436)	-
Ending balance	$7	$2,443